Fair Value Measurements (Details 1) (USD $) In Millions, unless otherwise specified	Jan. 01, 2012	Jan. 02, 2011
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	$ 457	$ 338
Derivatives designated as hedging instruments : Liabilities	1,046	1,088
Derivatives not designated as hedging instruments : Assets	46	19
Derivatives not designated as hedging instruments : Other Investments	1,563	1,165
Quoted prices in active markets for identical assets and liabilities Level 1 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Liabilities	0
Derivatives not designated as hedging instruments : Assets	0
Derivatives not designated as hedging instruments : Other Investments	1,563
Significant other observable inputs Level 2 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	457
Derivatives designated as hedging instruments : Liabilities	1,046
Derivatives not designated as hedging instruments : Assets	46
Derivatives not designated as hedging instruments : Other Investments	0
Significant unobservable inputs Level 3 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	0
Derivatives designated as hedging instruments : Liabilities	0
Derivatives not designated as hedging instruments : Assets	0
Derivatives not designated as hedging instruments : Other Investments	0
Foreign exchange contracts [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	442	321
Derivatives designated as hedging instruments : Liabilities	452	586
Derivatives not designated as hedging instruments : Assets	29	19
Derivatives not designated as hedging instruments : Liabilities	34	39
Foreign exchange contracts [Member] | Quoted prices in active markets for identical assets and liabilities Level 1 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	0
Derivatives designated as hedging instruments : Liabilities	0
Derivatives not designated as hedging instruments : Assets	0
Derivatives not designated as hedging instruments : Liabilities	0
Foreign exchange contracts [Member] | Significant other observable inputs Level 2 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	442
Derivatives designated as hedging instruments : Liabilities	452
Derivatives not designated as hedging instruments : Assets	29
Derivatives not designated as hedging instruments : Liabilities	34
Foreign exchange contracts [Member] | Significant unobservable inputs Level 3 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	0
Derivatives designated as hedging instruments : Liabilities	0
Derivatives not designated as hedging instruments : Assets	0
Derivatives not designated as hedging instruments : Liabilities	0
Cross currency interest rate swaps [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	15	17
Derivatives designated as hedging instruments : Liabilities	594	502
Cross currency interest rate swaps [Member] | Quoted prices in active markets for identical assets and liabilities Level 1 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	0
Derivatives designated as hedging instruments : Liabilities	0
Cross currency interest rate swaps [Member] | Significant other observable inputs Level 2 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	15
Derivatives designated as hedging instruments : Liabilities	594
Cross currency interest rate swaps [Member] | Significant unobservable inputs Level 3 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	0
Derivatives designated as hedging instruments : Liabilities	0
Swiss Franc Option [Member]
Financial assets and liabilities at fair value
Derivatives not designated as hedging instruments : Assets	17	0
Swiss Franc Option [Member] | Quoted prices in active markets for identical assets and liabilities Level 1 [Member]
Financial assets and liabilities at fair value
Derivatives not designated as hedging instruments : Assets	0
Swiss Franc Option [Member] | Significant other observable inputs Level 2 [Member]
Financial assets and liabilities at fair value
Derivatives not designated as hedging instruments : Assets	17
Swiss Franc Option [Member] | Significant unobservable inputs Level 3 [Member]
Financial assets and liabilities at fair value
Derivatives not designated as hedging instruments : Assets	$ 0